New and Amended Standards and Interpretations - Schedule of Effects of the Adoption of IFRS 15 Standard in Consolidated Financial Statements Position (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Adjustment of right of use asset, property, plant and equipment		$ 1,079,733
Weighted average rate	5.09%
Other property, plant and equipment [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Adjustment of right of use asset, property, plant and equipment	$ 69,533	69,533
Flight Equipment [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Adjustment of right of use asset, property, plant and equipment	$ 1,010,200	$ 1,010,200